Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
Prospectus Date	rr_ProspectusDate	May 01, 2017
Global Allocation Portfolio - Moderate | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Global Allocation Portfolio – Moderate
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Global Allocation Portfolio – Moderate seeks total return through growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund” refers to any underlying fund in which the Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Portfolio incurs as a result of investing in shares of an underlying fund. The Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (including the operating expenses of the underlying funds) without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Through its investments in underlying funds, the Portfolio invests in issuers from several different countries. As a result, the Portfolio normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Portfolio may also have significant exposure to emerging markets.

The Portfolio invests in a diversified portfolio of underlying funds, resulting in an allocation of the Portfolio’s investments that normally provides exposure of approximately 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. The target allocation and the allocation of the Portfolio’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Portfolio is considered a “fund of funds.”

The Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio managers determine the overall composition of the Portfolio, oversee the investment process, and are responsible for the day-to-day management of the Portfolio. The portfolio managers continually monitor asset class allocations and rebalance the Portfolio’s investments in the underlying funds as needed. The portfolio managers also regularly review the allocation of Portfolio assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.

The Portfolio will normally allocate approximately 55% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies of varying market capitalizations and international companies (including those with exposure to emerging markets), approximately 35% of its investments to underlying bond funds and money market instruments, and approximately 10% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in this Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

		When market conditions dictate a more defensive strategy, the Portfolio or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Portfolio may take positions that are inconsistent with its investment policies. As a result, the Portfolio may not achieve its investment objective.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking growth of capital and income. Investments in a portfolio with common stock and alternative investment exposure tend to be more volatile than many other investment choices.

Main Risks Associated with the Portfolio
Allocation Risk.  The Portfolio’s ability to achieve its investment objective depends largely upon the portfolio managers’ allocation of assets among the underlying funds and other securities, using the optimization process (a process that utilizes quantitative analysis of a number of factors, such as historical risk, performance, fund classifications, and the relationship among underlying funds) and the judgment of the portfolio managers. You could lose money on your investment in the Portfolio as a result of these allocations. The Portfolio will typically invest in a number of different underlying funds; however, to the extent that the Portfolio invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses.

Affiliated Fund Risk.  Janus Capital has the authority to select and substitute underlying affiliated mutual funds. The fees paid to Janus Capital by some Janus mutual funds are generally higher than the fees paid to Janus Capital by the Portfolio or by other funds and share classes available for investment by the Portfolio. These conditions may create a conflict of interest when selecting underlying affiliated mutual funds and share classes for investment. Janus Capital, however, is a fiduciary to the Portfolio and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.

Main Risks Associated with the Underlying Funds and Securities
The biggest risk is that the underlying funds’ returns will vary, and you could lose money.

Market Risk.  Approximately 55% of the Portfolio’s assets are allocated to equity investments through investments in underlying funds. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if a portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Growth Securities Risk.  Certain underlying funds invest in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the underlying fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk.  Approximately 35% of the Portfolio’s assets are allocated to fixed-income securities through investments in underlying funds. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause an underlying fund’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Further, during periods of very low or negative interest rates, an underlying fund may not be able to maintain positive returns. An underlying fund may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing and interest rates are near historically low levels. In December 2016, the Federal Reserve raised the target range for the federal funds rate, which was only the second such interest rate hike in nearly a decade. To the extent the Federal Reserve continues to raise rates, there is a risk that the fixed-income markets will experience increased volatility and that the liquidity of certain underlying fund investments may be reduced. These developments could cause the underlying fund’s net asset value to fluctuate or make it more difficult for the underlying fund to accurately value its securities. These developments or others also could cause an underlying fund to face increased shareholder redemptions, which may lead to increased portfolio turnover and transaction costs, or could force the underlying fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the underlying fund and the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the underlying fund may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the underlying fund and the Portfolio. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which an underlying fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying fund’s portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that an underlying fund invests in Rule 144A and restricted securities.

Foreign Exposure Risk.  Certain underlying funds may have significant exposure to foreign markets, including emerging markets, as a result of their investments in foreign securities, which can be more volatile than the U.S. markets. As a result, an underlying fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. An underlying fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, an underlying fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of an underlying fund’s investments. To the extent that an underlying fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when an underlying fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Sovereign Debt Risk.  An underlying fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent an underlying fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Mathematical Investment Process Risk.  The proprietary mathematical investment process used by INTECH, the subadviser to certain underlying funds, may not achieve the desired results. There is a risk that INTECH’s method of assessing stocks will not result in the expected volatility or correlation characteristics. In either case, an underlying fund may not outperform its respective benchmark index, and will likely underperform its benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the holdings, might not provide the intended results, and may adversely impact the Portfolio’s performance.

Value Investing Risk.  Certain underlying funds invest in “value” stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Real Estate Securities Risk.  To the extent an underlying fund holds equity and/or debt securities of real estate-related companies, the Portfolio may be affected by the risks associated with real estate investments. The value of securities of companies in real estate and real estate-related industries, including securities of real estate investment trusts (“REITs”), is sensitive to decreases in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding/supply and demand, increased competition, local and general economic conditions, increases in operating costs, environmental liabilities, management skill in running a REIT, and the creditworthiness of the REIT.

Investment Process Risk.  The portfolio managers of Janus Adaptive Global Allocation Fund, a Janus underlying fund, use certain proprietary models, including a proprietary options implied information model, to implement the underlying fund’s investment strategy. These models may not be successful in identifying how the underlying fund’s allocations and underlying security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets. As a result, there is a risk that the underlying fund may underperform its benchmark if these models do not correctly identify indicators of risk and reward between asset classes, sectors, and regions. Janus Capital does not have prior experience using these models, and there is no guarantee that the investment techniques and analyses used by the underlying fund’s portfolio managers will produce the desired results.

Alternative Investments Allocation Risk.  Approximately 10% of the Portfolio’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Portfolio’s allocation to alternative investments, the Portfolio may invest in a Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital has limited experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Portfolio and you could lose money. Investment in the underlying funds also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.

Counterparty Risk.  Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Commodity-Linked Investments Risk.  Certain underlying funds may invest in derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Derivatives Risk.  Certain underlying funds may invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Exchange-Traded Funds Risk.  Certain underlying funds may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When an underlying fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. An underlying fund is also subject to the risks associated with the securities in which the ETF invests.

Management Risk.  The underlying funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the underlying funds may fail to produce the intended results. As a result, the Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the Portfolio’s performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time.

		The bar chart depicts the Portfolio’s performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Service Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1st Quarter 2012 11.54% Worst Quarter: 3rd Quarter 2015 – 5.93%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/16)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Portfolio’s primary benchmark index is the MSCI All Country World IndexSM. The Portfolio also compares its performance to the Global Moderate Allocation Index. The indices are described below.
  The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.
  The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World IndexSM (60%) and the Bloomberg Barclays Global Aggregate Bond Index (40%).

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Global Allocation Portfolio - Moderate | Service Shares | Service Shares, Global Allocation Portfolio - Moderate
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Service Shares
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.19%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	$ 194
3 Years	rr_ExpenseExampleYear03	600
5 Years	rr_ExpenseExampleYear05	1,032
10 Years	rr_ExpenseExampleYear10	$ 2,233
2012	rr_AnnualReturn2012	15.42%
2013	rr_AnnualReturn2013	14.69%
2014	rr_AnnualReturn2014	3.22%
2015	rr_AnnualReturn2015	(2.37%)
2016	rr_AnnualReturn2016	2.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.93%)
Column	rr_AverageAnnualReturnColumnName	Service Shares
1 Year	rr_AverageAnnualReturnYear01	2.95%
5 Years	rr_AverageAnnualReturnYear05	6.55%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
Global Allocation Portfolio - Moderate | Service Shares | MSCI All Country World Index℠ (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World IndexSM
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	9.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011
Global Allocation Portfolio - Moderate | Service Shares | Global Moderate Allocation Index (reflects no deduction for fees, expenses, or taxes, except any applicable foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Global Moderate Allocation Index
1 Year	rr_AverageAnnualReturnYear01	5.69%
5 Years	rr_AverageAnnualReturnYear05	5.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2011

[1]	“Acquired Fund” refers to any underlying fund in which the Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Portfolio incurs as a result of investing in shares of an underlying fund. The Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.14% until at least May 1, 2018. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees.